Share Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation
21.	SHARE-BASED COMPENSATION

(a)	Option granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to further promote the success and enhance the value, the Company adopted a share incentive plan in 2014 (the “2014 Plan”). Under the 2014 Plan, the Company may issue an aggregate of no more than 20,461,380 shares (“Maximum Number”) and such Maximum Number should be automatically increased by a number that is equal to 15% of the number of new shares issued by the Company from time to time. The maximum aggregate number of ordinary shares to be issued under 2014 Plan was subsequently amended to 39,606,817, as approved by the Board of Directors and shareholders of the Company on October 30, 2015. All share options, restricted shares and restricted share units to be granted under the 2014 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

The Company granted 1,059,668, 611,111 and 487,368 RSUs in 2016, 2017 and 2018, respectively, with performance conditions whereby a predetermined number will vest upon the assignment of an annual performance review in accordance with predetermined performance targets for the grantees over a one or four-year period. As it is probable for the Company to estimate the annual performance review ratings for the individual grantees, the Company commenced recognition of the related compensation expenses using the accelerated recognition method.

The Company granted 2,188,226 RSUs in 2018 with performance conditions whereby a predetermined number will vest upon with the achievement of predetermined operation performance targets for the Company. As it is probable for the Company to estimate the operation performance for the Company, the Company commenced recognition of the related compensation expenses using the accelerated recognition method.

The Company granted 547,056 RSUs in 2018 with market conditions whereby a predetermined number will vest upon with the achievement of predetermined share price targets for the Company. The probability to achieve market condition is reflected in the grant date fair value of the award and thus compensation cost is recognized when the requisite service is rendered using the accelerated method.

The compensation expenses related to remaining unvested share options shall be recognized over the remaining requisite service period or the performance review period. As of December 31, 2018, options to purchase 1,479,214 of ordinary shares were outstanding.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2018	1,699,186	0.49	3.5
Exercised	(219,972)	0.31

Outstanding, December 31, 2018	1,479,214	0.51	2.2	1,370

Vested and expected to vest at December 31, 2018	1,479,214	0.51	2.2	1,370

Exercisable as of December 31, 2018	1,479,214	0.51	2.2	1,370

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2018, the Company had options outstanding to purchase an aggregate of 1,479,214 shares with an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB9,419 (US$1,370).

The aggregate fair value of the outstanding options at the grant date was determined to be RMB14,617 (US$2,126) as of December 31, 2018 and such amount is recognized as share-based compensation expenses using the straight-line method for all employee share options granted with graded vesting based on service conditions and the accelerated method for share options granted with graded vesting based on performance conditions. The weighted average grant date fair value of options granted during the years ended December 31, 2016, 2017 and 2018 was US$2, nil and nil, respectively. The total fair value of share options exercised during the years ended December 31, 2016, 2017 and 2018 was US$2,147, US$404, and US$239, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018 was US$1,906, US$306, and US$248, respectively.

As of December 31, 2018, the Company has recorded all the share-based compensation expenses in relation to outstanding share options.

The following table summarized the Company’s RSUs activity under the 2014 Plan:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2018	1,516,898	11.76	7.9
Granted	3,222,650	6.39
Vested	(852,593)	11.05
Forfeited	(668,503)	14.95

Unvested, December 31, 2018	3,218,452	6.66	9	27,807

Share-based compensation expenses for RSUs are measured based on the closing fair market value of the Company’s ADS on the date of grant and the reporting date for liability classified RSUs, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2018 was RMB191,187 (US$27,807), and such amount is recognized as share-based compensation expenses using the straight-line method for the RSUs with graded vesting based on service conditions and the accelerated method for the RSUs with graded vesting based on performance conditions, market conditions and share-settled bonuses. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2016, 2017 and 2018 was US$8.85, US$6.31 and US$6.39, respectively. The total fair value of RSUs vested during the years ended December 31, 2016, 2017 and 2018 was US$14,849, US$18,238 and US$9,422, respectively.

As of December 31, 2018, there was RMB84,307 (US$12,262) of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 3.6 years. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

(b)	Shares issued to management of Dermot Entities

For the years ended December 31, 2016, 2017 and 2018, the Company recorded share-based compensation expenses of RMB10,871, RMB5,752 and nil within the Company’s consolidated statements of operations, respectively.

Total share-based compensation expenses relating to share options and RSUs granted to employees recognized for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cost of revenues	(4,110)	(277)	2,668	388
Sales and marketing expenses	2,490	(681)	2,139	311
General and administrative expenses	123,273	47,945	53,346	7,759
Research and development expenses	(2,924)	142	1,385	201

	118,729	47,129	59,538	8,659